Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases We have leases for warehouses, office space, land, office equipment, production equipment and automobiles. Right of Use ("ROU") assets and lease obligations are recognized at the lease commencement date based on the present value of lease payments over the lease term. We have elected to account for lease and associated non-lease components as a single lease component for all asset classes with the exception of buildings and we do not recognize ROU assets and related lease obligations with lease terms of 12 months or less from the commencement date. Operating lease ROU assets and liabilities are included in operating lease right-of-use assets, current operating lease liabilities, and operating lease liabilities on our consolidated balance sheet. Finance lease ROU assets are included in property, plant and equipment, net, while finance lease liabilities are included in long-term debt. As the implicit rate is not readily determinable in most of our lease arrangements, we use our incremental borrowing rate based on information available at the commencement date in order to determine the net present value of lease payments. We give consideration to our recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating our incremental borrowing rates.

We determine if an arrangement is a lease or contains a lease at inception. Certain leases contain renewal options that can extend the term of the lease for one year or more. Our leases have remaining lease terms of up to 90 years, some of which include options to extend the lease term for up to 20 years. Options are recognized as part of our ROU assets and lease liabilities when it is reasonably certain that we will extend that option. Sublease arrangements and leases with residual value guarantees, sale leaseback terms or material restrictive covenants, are immaterial. Lease payments include fixed and variable lease components. Variable components are derived from usage or market-based indices, such as the consumer price index.
The components of lease expense were as follows:

	Year Ended December 31,
Lease Cost	2021	2020	2019
Operating lease cost	$11	$12	12
Finance lease cost:
Amortization of right-of-use assets	1	2	1
Interest on lease liabilities	—	1	1
Short-term lease cost	—	1	1
Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Leases	2021	2020
Assets
Operating Lease Right-of-Use Assets	$30	$38

Finance Lease Right-of-Use Assets, at cost	$15	$15
Accumulated Depreciation	(8)	(7)
Finance Lease Right-of-Use Assets, net	$7	$8

Liabilities
Operating Lease Obligation
Current	$6	$8
Non-Current	28	33
Total Operating Lease Liabilities	$34	$41

Finance Lease Obligation
Current	$1	$1
Non-Current	$7	9
Total Finance Lease Liabilities	$8	$10

Cash paid for amounts included in the present value of operating lease liabilities were as follows:

	Year Ended December 31,
Cash Flow Information	2021	2020	2019
Operating cash flows from operating leases	$11	$11	12
Operating cash flows from finance leases	—	1	1
Financing cash flows from finance leases	1	1	1

	As of December 31,
Lease Term and Discount Rate	2021	2020
Weighted average remaining lease term (years)
Operating leases	16.0	15.4
Finance leases	4.2	5.1
Weighted average discount rate
Operating leases	7.1%	7.2%
Financing leases	5.2%	5.2%
Maturities of lease liabilities were as follows:

December 31,	Operating Leases	Finance Leases	Total
2022	$9	$2	$11
2023	6	2	8
2024	5	1	6
2025	4	1	5
2026	4	1	5
After 2026	32	3	35
Total lease payments	$60	$10	$70
Less: Interest	26	2	28
Present value of lease liabilities	$34	$8	$42

Leases	Leases We have leases for warehouses, office space, land, office equipment, production equipment and automobiles. Right of Use ("ROU") assets and lease obligations are recognized at the lease commencement date based on the present value of lease payments over the lease term. We have elected to account for lease and associated non-lease components as a single lease component for all asset classes with the exception of buildings and we do not recognize ROU assets and related lease obligations with lease terms of 12 months or less from the commencement date. Operating lease ROU assets and liabilities are included in operating lease right-of-use assets, current operating lease liabilities, and operating lease liabilities on our consolidated balance sheet. Finance lease ROU assets are included in property, plant and equipment, net, while finance lease liabilities are included in long-term debt. As the implicit rate is not readily determinable in most of our lease arrangements, we use our incremental borrowing rate based on information available at the commencement date in order to determine the net present value of lease payments. We give consideration to our recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating our incremental borrowing rates.

We determine if an arrangement is a lease or contains a lease at inception. Certain leases contain renewal options that can extend the term of the lease for one year or more. Our leases have remaining lease terms of up to 90 years, some of which include options to extend the lease term for up to 20 years. Options are recognized as part of our ROU assets and lease liabilities when it is reasonably certain that we will extend that option. Sublease arrangements and leases with residual value guarantees, sale leaseback terms or material restrictive covenants, are immaterial. Lease payments include fixed and variable lease components. Variable components are derived from usage or market-based indices, such as the consumer price index.
The components of lease expense were as follows:

	Year Ended December 31,
Lease Cost	2021	2020	2019
Operating lease cost	$11	$12	12
Finance lease cost:
Amortization of right-of-use assets	1	2	1
Interest on lease liabilities	—	1	1
Short-term lease cost	—	1	1
Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Leases	2021	2020
Assets
Operating Lease Right-of-Use Assets	$30	$38

Finance Lease Right-of-Use Assets, at cost	$15	$15
Accumulated Depreciation	(8)	(7)
Finance Lease Right-of-Use Assets, net	$7	$8

Liabilities
Operating Lease Obligation
Current	$6	$8
Non-Current	28	33
Total Operating Lease Liabilities	$34	$41

Finance Lease Obligation
Current	$1	$1
Non-Current	$7	9
Total Finance Lease Liabilities	$8	$10

Cash paid for amounts included in the present value of operating lease liabilities were as follows:

	Year Ended December 31,
Cash Flow Information	2021	2020	2019
Operating cash flows from operating leases	$11	$11	12
Operating cash flows from finance leases	—	1	1
Financing cash flows from finance leases	1	1	1

	As of December 31,
Lease Term and Discount Rate	2021	2020
Weighted average remaining lease term (years)
Operating leases	16.0	15.4
Finance leases	4.2	5.1
Weighted average discount rate
Operating leases	7.1%	7.2%
Financing leases	5.2%	5.2%
Maturities of lease liabilities were as follows:

December 31,	Operating Leases	Finance Leases	Total
2022	$9	$2	$11
2023	6	2	8
2024	5	1	6
2025	4	1	5
2026	4	1	5
After 2026	32	3	35
Total lease payments	$60	$10	$70
Less: Interest	26	2	28
Present value of lease liabilities	$34	$8	$42